Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information [Abstract]
Document Type	F-1
Entity Registrant Name	Vertical Aerospace Ltd.
Entity Central Index Key	0001867102
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false